UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.523.4233

Date of fiscal year end:  12/31/2009

Date of reporting period: 06/30/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended June 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2009

Ticker Symbol: CEFFX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the "Fund").  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT
Information About Your Fund’s Expenses – Congressional Effect Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (01/01/09) and held for the entire period of 01/01/09 through 06/30/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/09).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/09 through 06/30/09

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
Congressional Effect Fund (0.00%)	$ 1,000.00	$ 1,000.00	$ 11.11

Hypothetical 5% Fund Return	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
Congressional Effect Fund	$ 1,000.00	$ 1,013.70	$ 11.18

*Expenses are equal to the Fund’s annualized expense ratio of 2.24% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
EXCHANGE-TRADED FUND - (98.77%)
S&P 500 Depository Receipts (Cost - $2,601,868)	28,300	$2,601,336

SHORT-TERM INVESTMENTS - (99.45%)
Fifth Third Institutional Government Money Market, 0.149% (a) (Cost $2,619,146)	2,619,146	2,619,146

TOTAL INVESTMENTS (Cost $5,221,014) - 198.22%		$5,220,482

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (98.22%)		(2,586,839)

NET ASSETS - 100.00%		$2,633,643

(a) Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT
Assets:
Investments, at market (identified cost $5,221,014)	$5,220,482
Deposits at broker	10,000
Due from advisor	7,071
Receivables:
Interest	375
Capital shares sold	1,000
Prepaid expenses	12,846
Total assets	5,251,774

Liabilities:
Payables:
Investments purchased	2,601,868
Accrued distribution (12b-1) fees	1,470
Due to administrator	4,977
Accrued expenses	9,816
Total liabilities	2,618,131

Net Assets	$2,633,643

Sources of Net Assets:
Paid-in capital	$2,676,440
Accumulated net investment loss	(19,618)
Accumulated net realized loss on investments	(22,647)
Net unrealized depreciation on investments	(532)

Total Net Assets	$2,633,643

Net Asset Value and Offering Price Per Share
(270,340 shares of beneficial interest issued and
outstanding, unlimited shares authorized)	$9.74

Minimum Redemption Price Per Share (a)	$9.64

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month
Period Ended
June 30, 2009
(Unaudited)
Investment Income:
Interest	$3,081
Total Investment Income	3,081

Expenses:
Management fees	10,142
Distribution (12b-1) fees	2,535
Accounting and transfer agent fees and expenses	20,023
Legal fees	12,495
Compliance officer fees	8,927
Audit fees	7,388
Registration fees	7,068
Custodian fees	5,059
Trustee fees and expenses	3,794
Miscellaneous	1,356
Reports to shareholders	499
Insurance	495
Pricing fees	148
Total expenses	79,929
Less: fees waived and expenses absorbed	(57,212)
Net expenses	22,717

Net investment loss	(19,636)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	62,054
Net change in unrealized depreciation on investments	(41,785)
Net gain on investments	20,269

Net increase in net assets resulting from operations	$633

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	For the Six Month Period Ended June 30, 2009	For the Period Ended December 31, 2008 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(19,636)	$5,912
Net realized gain (loss) on investments	62,054	(84,701)
Net unrealized appreciation (depreciation) on investments	(41,785)	41,253
Net increase (decrease) in net assets resulting from operations	633	(37,536)

Distributions to shareholders from:
Net investment income	-	(5,894)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	1,163,878	1,412,562

Increase in net assets	1,164,511	1,369,132

Net Assets:
Beginning of period	1,469,132	100,000
End of period	$2,633,643	$1,469,132
Undistributed (accumulated) net investment income (loss)	$(19,618)	$18

(a) The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	For the Six Month Period Ended June 30, 2009		For the Period Ended December 31, 2008 (a)
	(Unaudited)
	$9.74		$10.00

Investment Operations:
Net investment income (b)	(0.09)		0.05
Net realized and unrealized loss on investments	0.09		(0.27)
Total from investment operations	-		(0.22)

Distributions:
From net investment income	-		(0.04)
Total distributions	-		(0.04)

Net Asset Value, End of Period	$9.74		$9.74

Total Return (c)	0.00%		(2.19)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,634		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.88%	(d)	14.99	% (d)
After fees waived and expenses absorbed	2.24%	(d)	2.24	% (d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(7.58)%	(d)	(11.95	)%(d)
After fees waived and expenses absorbed	(1.94)%	(d)	0.80	% (d)

Portfolio turnover rate	2910%		406%

(a)	The Congressional Effect Fund commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total Return has not been annualized.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(1)        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act"). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund").  The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer one class of shares.  The Fund is diversified.  The Fund’s investment objective is capital appreciation and income.

 The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)          Security Valuations—The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

 Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

 In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2009:

	Investments	Other
	in	Financial
Level	Securities	Instruments *
Level 1 – Exchange-Traded Fund	$2,601,336	$-
Level 1 – Short-Term Investments	2,619,146
Level 2	-	-
Level 3	-	-
Total	$5,220,482	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(1)        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)          Share Valuation–The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)          Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

d)          Repurchase Agreements–In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)          Option Writing–When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)          Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)         Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax year ended December 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

h)         Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)          Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

j)          Other—The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(1)       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

k)   Redemption fees—Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  There were no redemption fees paid to the Fund for the six month period ended June 30, 2009.

(2)       CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended June 30, 2009 were as follows:

	Shares	Amount
Sold	121,823	$1,186,187
Redeemed	(2,315)	(22,309)
Net Increase	119,508	$1,163,878

     Transactions in shares of capital stock for the Fund for the period from May 23, 2008 to December 31, 2008 were as follows:

	Shares	Amount
Sold	149,277	$1,496,600
Reinvested	216	2,036
Redeemed	(8,661)	(86,074)
Net Increase	140,832	$1,412,562

INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$17,869,995	$16,705,695

   There were no government securities (excluding short-term investments) purchased or sold during the period.

(4)     ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

             Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the six month period ended June 30, 2009, the Fund incurred $10,142 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at June 30, 2009.

   The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.99% of the Fund's average daily net assets through December 31, 2009. Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the six month period ended June 30, 2009, the Advisor waived management fees of $10,142 and reimbursed $47,070 of Fund expenses. The Advisor may recapture $94,665 and $57,212 no later than December 31, 2011 and December 31, 2012, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(4)     ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

    The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or "Administrator"). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the six month period ended June 30, 2009, Matrix earned $20,721 for such services including out of pocket expenses, with $3,550 remaining payable at June 30, 2009.

   Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series. For the six month period ended June 30, 2009, Matrix earned $8,927 of compliance fees, with $1,427 remaining payable at June 30, 2009.

   Matrix also acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

   Certain officers of the Trust are officers and/or employees of Matrix.

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the six month period ended June 30, 2009, the Fund incurred $2,535 of 12b-1 fees.

(5)  TAX MATTERS

    For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at June 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,231,609	$-	$(11,127)	$(11,127)

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

For the six month period ended June 30, 2009, the Fund did not record any distributions.  For the fiscal year ended December 31, 2008, the Fund distributed $5,894 of ordinary income.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of December 31, 2008, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Appreciation	Distributable Earnings, Net
$18	$(49,065)	$5,617	$(43,430)

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(5)        TAX MATTERS (Continued)

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

At December 31, 2008, the Fund had $49,065 of capital loss carryforwards expiring on December 31, 2016 available to offset future capital gains.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

(6)       COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)       RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 24, 2009, the date the financial statements were issued.

(8)        SUBSEQUENT EVENTS

 On July 17, 2009, The Congressional Effect Fund acquired substantially all of the assets and liabilities of the Free Enterprise Action Fund, a series of the Northern Lights Fund Trust, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by the Board of Trustees of the Northern Lights Trust on July 13, 2009.  In addition, the Free Enterprise Action Fund’s shareholders holding approximately 60.75% of the shares executed a consent action approving the reorganization. The acquisition was accomplished by a taxable exchange of 584,282 shares of the Free Enterprise Action Fund (valued at $7.31 per share) outstanding on July 17, 2009 for 449,117 shares of the Congressional Effect Fund (valued at $9.51). One share of the Congressional Effect Fund was exchanged for 1.301 shares of the Free Enterprise Action Fund. The Free Enterprise Action Fund’s net assets on the date of the reorganization were $7,271,102, and were combined with those of the Congressional Effect Fund. The aggregate net assets of the Congressional Effect Fund and the Free Enterprise Action Fund immediately before the acquisition were $2,558,857 and $4,271,102, respectively. The combined assets immediately after the acquisition amounted to $6,829,959 for 718,138 shares outstanding.

Effective on July 20, 2009, the Advisor has entered into an Expense Limitation Agreement with the Congressional Effect Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through July 31, 2010.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, and Acquired Fund Fees and Expenses) will be limited to 1.75% of average daily net assets of the Fund.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 30, 2009 for the Congressional Effect Fund were as follows:
Congressional Effect Fund, gross of fee waivers or expense reimbursements	15.31%
Congressional Effect Fund, after waiver and reimbursement *	2.56%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through the fiscal year ending December 31, 2009.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.99% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended June 30, 2009 were 7.88% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period ended June 30, 2009.

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2009 and are subject to change.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an "interested person" receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$1,200	None	None	$1,200
Samuel H. Solomon	$1,100	None	None	$1,100
Robert J. Cresci	$1,200	None	None	$1,200
Interested Trustees
Eric T. Singer	None	None	None	None

1   Each of the Trustees serves as a Trustee to the one fund of the Trust.
2   Figures are for the six month period ended June 30, 2009.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)           Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer	/s/ Eric T. Singer
President
Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President, Principal
Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: August 21, 2009